Fees Summary	Jan. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 403,000
Previously Paid Amount	0.00
Total Fee Amount	61.70
Total Offset Amount	0.00
Net Fee	61.70
Narrative - Max Aggregate Offering Price	$ 403,000
Final Prospectus	true